Schedule of Warrants Outstanding and Exercisable (Details) - Warrant [Member] - $ / shares	9 Months Ended
	Oct. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Exercise Price	$ 2.25
Number Outstanding	11,800			6,056,664
Weighted Average Remaining Contractual Life (in years)	4 years 10 months 13 days
Weighted Average Exercise Price	$ 2.25			$ 1.00
Weighted Average Exercisable Exercise Price	$ 2.25			$ 1.00